PREMISES AND EQUIPMENT (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2012
PREMISES AND EQUIPMENT [Abstract]
Depreciation Expenses	$ 147	$ 94	$ 396	$ 320	$ 414	$ 391